Debt and Other Obligations - Schedule of Debt Arrangements (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current
Other short-term debt and obligations	$ 38,465	$ 34,343
Current portion of long term debt and other financial liabilities	45,016	41,020
Non-current
Long-term debt, net	621,076	643,748
Total	666,092	684,768
Term Loan Facility | Term Loan
Current
Term loan	7,926	8,149
Deferred debt issuance costs - term loan	(1,375)	(1,472)
Non-current
Term loan	626,004	650,014
Deferred debt issuance costs - term loan	$ (4,928)	$ (6,266)